Property, Plant and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment, Net (Textual)
Depreciation expense	$ 0	$ 0	$ 0